U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington , D.C.  20549

                                  FORM 24f-2
                      Annual Notice of Securities Sold
                            Pursuant to Rule 24F-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:     USAA MUTUAL FUND, INC.
                                     10750 Robert F. McDermott Freeway
                                     San Antonio, Texas  78288


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  S&P 500 Index Fund


3.   Investment Company Act File Number:  811-2429
     Securities Act File Number:          2-49560


4(a).Last day of the fiscal year for which this Form is filed: December 31, 1998


4(b).Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2): NOT APPLICABLE

     Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).Check box if this is the last time the issuer will be filing this Form: NOT
     APPLICABLE


5.   Calculation of registration fee:

     (i) Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                        $1,204,274,824


    (ii) Aggregate price of securities redeemed
         or repurchased during the fiscal year:  $  271,875,937


   (iii) Aggregate price of securities redeemed
         or repurchased during any prior fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to the
         Commission:                             $            0
                                                 --------------

    (iv) Total available redemption credits [add
         Items 5(ii) and 5(iii)]:                               - $  271,875,937
                                                                  --------------

     (v) Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                         $  932,398,887

---------------------------------------------------------------
    (vi) Redemption credits available for use in
         future years - if Item 5(i) is less than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i):                              $ (          )
---------------------------------------------------------------

   (vii) Multiplier for determining registration
         fee (See Instruction C.9):                             x       0.000278
                                                                  --------------

  (viii) Registration fee due [multiply Item 5(v)
         by Item 5(vii)](enter "0" if no fee is
         due):                                                  = $   259,206.89
                                                                  ==============


6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________________.


7.   Interest due -- if this Form is being filed more than 90
     days after the end of the issuer's fiscal year (see
     Instruction D):                                            + $            0
                                                                  --------------

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                     $   259,206.89
                                                                  ==============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 19, 1999

                  Method of Delivery:

                          X   Wire Transfer
                              Mail or other means

                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                          --------------------------
                           Sherron Kirk, Treasurer
                          --------------------------

Date:  February 23, 1999
     -----------------------

   * Please print the name and title of the signing officer below the signature.